Other income (loss), net - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other income (loss), net
Increase (decrease) In other income (expense), net	€ 613,300
Other income, net	€ 613,538	€ 267	€ (2,527)